Deed of Cross Guarantee - Summary of Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Current assets
Cash and cash equivalents	$ 15,871	$ 14,153	$ 10,319
Trade and other receivables	3,096	2,836
Inventories	3,764	3,673
Total current assets	35,130	21,056
Non-current assets
Trade and other receivables	180	803
Inventories	1,141	1,095
Property, plant and equipment	67,182	80,497	83,975
Intangible assets	778	3,968	4,119
Deferred tax assets	4,041	5,788
Total non-current assets	76,863	95,950	101,239
Total assets	111,993	117,006	118,953
Current liabilities
Trade and other payables	5,977	5,551
Interest bearing liabilities	2,736	1,241
Current tax payable	1,773	2,119
Provisions	2,025	1,959
Deferred income	118	102
Total current liabilities	13,989	11,366
Non-current liabilities
Trade and other payables	3	5
Interest bearing liabilities	24,069	29,233
Deferred tax liabilities	3,472	3,765
Provisions	8,223	8,445
Deferred income	337	360
Total non-current liabilities	37,334	42,914
Total liabilities	51,323	54,280	58,882
Net assets	60,670	62,726
EQUITY
Treasury shares	(5)	(3)
Reserves	2,290	2,400	2,538
Retained earnings	51,064	52,618
Total equity	60,670	62,726	60,071	$ 70,545
BHP Billiton Limited [Member]
EQUITY
Share capital - BHP Billiton Limited	1,186	1,186
Deed of Cross Guarantee [member]
Current assets
Cash and cash equivalents	2	1
Trade and other receivables	3,977	3,541
Loans to related parties	16,730	14,081
Inventories	1,649	1,536
Other	90	72
Total current assets	22,448	19,231
Non-current assets
Trade and other receivables	73	76
Loans to related parties	151	335
Inventories	323	278
Property, plant and equipment	31,009	30,579
Intangible assets	444	550
Investments in Group companies	27,354	27,816
Deferred tax assets	329	402
Other	68	59
Total non-current assets	59,751	60,095
Total assets	82,199	79,326
Current liabilities
Trade and other payables	3,425	2,762
Loans from related parties	15,719	15,978
Interest bearing liabilities	115	202
Current tax payable	1,053	1,318
Provisions	952	683
Deferred income	6	8
Total current liabilities	21,270	20,951
Non-current liabilities
Trade and other payables	3	3
Loans from related parties	7,870	7,660
Interest bearing liabilities	191	251
Deferred tax liabilities	573	613
Provisions	2,475	2,479
Deferred income	18	21
Total non-current liabilities	11,130	11,027
Total liabilities	32,400	31,978
Net assets	49,799	47,348
EQUITY
Treasury shares	(5)	(1)
Reserves	176	184
Retained earnings	48,442	45,979	$ 40,462
Total equity	49,799	47,348
Deed of Cross Guarantee [member] | BHP Billiton Limited [Member]
EQUITY
Share capital - BHP Billiton Limited	$ 1,186	$ 1,186